Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Sep. 14, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 213,315	$ 77,860		$ 1,496
Restricted cash	21,864	15,206
Accounts receivable, net	29,841	37,010		1,780
Inventory	11,050	9,164
Prepaid expenses and other current assets	33,952	21,225		4,730
Total Current Assets	310,022	160,465		8,006
Property, plant and equipment, net	460,340	350,583		52,368
Intangible assets, net	627,223	638,471		8,693
Goodwill	29,835	29,211		2,754
Equity method investments	263,336	262,738
Operating lease right-of-use assets	4,654
Other non-current assets	17,113	9,721		2,460
Total Assets	1,712,523	1,451,189		74,281
Current Liabilities
Accounts payable – trade	38,272	11,096		14,845
Current portion of long-term debt, net	21,568	11,378		1,302
Current portion of operating lease liabilities	923
Accrued and other current liabilities	63,607	46,279		8,270
Total Current Liabilities	124,370	68,753		24,417
Long-term debt, net	548,900	331,396		14,773
Derivative liabilities	52,730	67,424
Below-market contracts	135,210	142,630
Asset retirement obligations	4,830	4,677		306
Long-term operating lease liabilities	3,952
Other long-term liabilities	2,590	5,316		3,294
Total Liabilities	872,582	620,196		42,790
Commitments and Contingencies
Controlling interest
Redeemable Noncontrolling Interests	606,608	993,301
Equity
Members’ Equity				34,930
Members’ Accumulated Deficit				(4,156)
Stockholders’ Equity
Additional paid in capital	392,118
Accumulated deficit	(158,797)	(162,320)
Total Stockholders’ Equity	233,333	(162,308)
Nonredeemable noncontrolling interests				717
Total Stockholders’ Equity	233,333	(162,308)		31,491
Total Liabilities, Redeemable Noncontrolling Interests and Stockholders’ Equity	1,712,523	1,451,189		74,281
Aria Energy LLC
Current Assets
Cash and cash equivalents			$ 4,903	14,257
Accounts receivable, net			27,338	20,727
Inventory			9,015	7,770
Prepaid expenses and other current assets			3,834	3,768
Assets held for sale				70,034
Total Current Assets			45,090	116,556
Property, plant and equipment, net			63,829	70,759
Intangible assets, net			117,737	126,922
Equity method investments			86,200	77,993
Other non-current assets			882	689
Total Assets			313,738	392,919
Current Liabilities
Accounts payable – trade			2,439	1,570
Current portion of long-term debt, net			90,430	102,831
Accrued and other current liabilities			25,210	25,736
Liabilities held for sale				12,534
Total Current Liabilities			118,079	142,671
Long-term debt, net				136,593
Derivative liabilities				1,268
Below-market contracts			3,935	5,769
Asset retirement obligations			3,580	3,408
Other long-term liabilities			5,351	5,150
Total Liabilities			130,945	294,859
Controlling interest
Retained loss			(134,726)	(218,957)
Accumulated other comprehensive loss			(1,136)	(1,349)
Stockholders’ Equity
Total Stockholders’ Equity			182,793	98,349
Nonredeemable noncontrolling interests				(289)
Total Stockholders’ Equity			182,793	98,060
Total Liabilities, Redeemable Noncontrolling Interests and Stockholders’ Equity			313,738	392,919
Preferred Stock
Stockholders’ Equity
Preferred stock, $0.0001 par value; 10,000,000 authorized; none issued and outstanding
Class A Common Stock
Stockholders’ Equity
Class A Common Stock, $0.0001 par value; 900,000,000 shares authorized; 80,717,757 shares issued and outstanding as of June 30, 2022 and 65,122,200 shares issued and outstanding as of December 31, 2021	8	7
Class B Common Stock
Stockholders’ Equity
Class B Common Stock, $0.0001 par value; 190,000,000 shares authorized; 39,060,418 shares issued and outstanding as of June 30, 2022 and 54,338,114 shares issued and outstanding as of December 31, 2021	$ 4	$ 5
Class A Units | Aria Energy LLC
Controlling interest
Controlling interest			299,327	299,327
Class B units | Aria Energy LLC
Controlling interest
Controlling interest			19,327	19,327
Class C units | Aria Energy LLC
Controlling interest
Controlling interest			$ 1	$ 1